CONVERTIBLE NOTES PAYABLE (Details Narrative)																					3 Months Ended					9 Months Ended		12 Months Ended
	Oct. 16, 2025 USD ($) Integer $ / shares	Jul. 31, 2025 USD ($)	Jul. 25, 2025 USD ($) shares	Jul. 23, 2025 USD ($) shares	Jul. 17, 2025 USD ($) $ / shares shares	Jul. 16, 2025 USD ($) shares	Jul. 10, 2025 USD ($) shares	Jun. 30, 2025 shares	Jun. 11, 2025 USD ($) shares	May 29, 2025 USD ($) shares	May 01, 2025 USD ($) Integer $ / shares	Apr. 30, 2025 USD ($) shares	Apr. 28, 2025 USD ($) $ / shares shares	Jan. 27, 2025	Jan. 16, 2025 USD ($)	Dec. 13, 2024 USD ($) $ / shares	Dec. 12, 2024 $ / shares	Dec. 01, 2024 USD ($)	Oct. 23, 2024 USD ($)	Apr. 11, 2024 shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Apr. 17, 2024 USD ($)
Debt description																										The Note was convertible at the election of the Investor into shares of Common Stock at any time following the earlier of the effective date of the registration statement described above or one year following the Purchase Price Date, at a conversion price equal to 90% multiplied by the lowest daily volume-weighted average price during the five trading days preceding conversion, and provided that (i) the Investor may not convert the Note into shares of Common Stock to the extent that such conversion would result in the Investor’s beneficial ownership of Common Stock being in excess of 4.99% (or 9.99% if the Company’s market capitalization is less than $10 million), and provided that (ii) the Note is not convertible into a total cumulative number of shares of Common Stock in excess of the number of shares of Common Stock permitted by Nasdaq Listing Rule 5635 (the “Exchange Cap”).		The Note will be convertible at the election of the Investor into shares of Common Stock at any time following the earlier of the effective date of the registration statement described above or one year following the Purchase Price Date, at a conversion price equal to 90% multiplied by the lowest daily volume-weighted average price during the five trading days preceding conversion, and provided that (i) the Investor may not convert the Note into shares of Common Stock to the extent that such conversion would result in the Investor’s beneficial ownership of Common Stock being in excess of 4.99% (or 9.99% if the Company’s market capitalization is less than $10 million), and provided that (ii) the Note is not convertible into a total cumulative number of shares of Common Stock in excess of the number of shares of Common Stock permitted by Nasdaq Listing Rule 5635 (the “Exchange Cap”).
Amortization of financing costs and discounts																												$ 9,543
Debt discount amount																					$ 0		$ 156,399			$ 0		280,457
Aggregate principal amount																										0		2,890,000	0
Interest expense																										0		14,450	0
Convertible promissory note																					$ 325,000					$ 325,000		$ 325,000	$ 0
Debt instrument periodic payment																		$ 25,000
Additional issuer rate																		50.00%										50.00%
Capital price raise in excess amount																		$ 1,000,000										$ 1,000,000
Common stock, par value | $ / shares																					$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001
Volume weighted average price																										90.00%		90.00%
Aggregate principal amount																														$ 23,972
Common stock, shares issued | shares																					41,959,958					41,959,958		12,455,252	3,500,000
Consulting services																					$ 377,678	$ 124,472	58,125		$ 6,125			$ 6,125
Convertible notes payable																					0					$ 0		0
Accrued interest																										0		0
Amortization of financing costs and discounts																												290,000
Amortization of debt discount interest expense																							124,058					9,543
Loss on extinguishment of debt																										598,324
Shares issued price per share | $ / shares													$ 1.15
Shares issued for financing incentive													$ 1,437,500															25,000
Interest expense																										1,437,375		$ 35,000
Shares issued for conversion of note payable																					$ 2,858,000	892,000				$ 3,750,000
Investor [Member]
Sale of stock, shares | shares			1,250,000										1,250,000
Sale of stock, value			$ 125
Conversion shares | shares													3,000,000
Converted amount				$ 2,545,500		$ 150,000	$ 162,500		$ 125,000	$ 767,000
Converted shares | shares				2,036,400		120,000	130,000		100,000	613,600
Balance due				$ 11,312
Streeterville Capital LLC [Member]
Conversions of debt		$ 11,312
Debt discount amount												$ 1,437,375
Accrued interest				$ 2,545,500		$ 150,000	$ 162,500		$ 125,000	$ 767,000
Streeterville Capital LLC [Member]
Investors beneficial ownership percentage													9.99%
Common Class A [Member]
Common stock, par value | $ / shares																												$ 0.0001	$ 0.0001
Common stock, shares issued | shares																					12,455,252					12,455,252		12,455,252	3,500,000
Shares issued for conversion of note payable, shares | shares																				50,000
Common Class A [Member] | Streeterville Capital LLC [Member]
Common stock, shares issued | shares				2,036,400		120,000	130,000		100,000	613,600		1,250,000
Shares issued for financing incentive												$ 125
Loeb and Loeb LLP [Member]
Convertible promissory note																$ 325,000
Convertible Promissory Note [Member]
Aggregate principal amount											$ 500,000
Bears interest rate percentage											15.00%
Maturity date											Apr. 30, 2026
Conversion price percentage											90
Conversion price discount percentage											10.00%
Convertible trading days | Integer											5
Subsequent Event [Member]
Interest expense															$ 68,642
Subsequent Event [Member] | Convertible Promissory Note [Member]
Aggregate principal amount	$ 400,000
Bears interest rate percentage	7.00%
Maturity date	Oct. 15, 2026
Conversion price percentage	80
Convertible trading days | Integer	5
Shares issued price per share | $ / shares	$ 1.072
Common Stock [Member]
Consulting services																					$ 30	$ 10	$ 2		$ 25			$ 25
Conversion shares | shares								26,079,868
Shares issued for financing incentive, shares | shares													1,250,000															1,000,000
Shares issued for financing incentive																												$ 100
Shares issued for conversion of note payable, shares | shares																					2,286,400	713,600				3,000,000
Shares issued for conversion of note payable																					$ 229	$ 71
Common Stock [Member] | Common Class A [Member]
Common stock, par value | $ / shares																					$ 0.0001					$ 0.0001		$ 0.0001
Common stock, shares issued | shares																					41,959,958					41,959,958		12,455,252
Third Party Lender [Member] | Common Class A [Member]
Partial settlement of promissory note					$ 500,000
Common stock, shares issued | shares					138,000
Noteholder [Member] | Common Class A [Member]
Common stock, shares issued | shares					138,000
Accrued interest					$ 16,042
Consulting services					$ 178,020
Shares issued price per share | $ / shares					$ 1.29
Streeterville Capital LLC [Member]
Floor price | $ / shares													$ 1.25
Aggregate principal amount													$ 582,000
Debt prepayment percentage													20.00%
Outstanding balance debt amount													$ 3,597,502
Sale of stock, shares | shares													1,250,000
Sale of stock, value													$ 125
Shares issued for financing incentive													1,437,375
Securities Purchase Agreement [Member] | Investor [Member]
Reverse stock for issuance | shares																					100,000					100,000		100,000
Securities Purchase Agreement [Member] | Investor [Member] | Common Stock [Member]
Reverse stock for issuance | shares																					7,500,000					7,500,000		7,500,000
Securities Purchase Agreement [Member] | Streeterville Capital LLC [Member]
Aggregate principal amount																			$ 2,890,000
Debt purchase price																			2,600,000
Conversions of debt																			$ 260,000
Agreement description																			The SPA grants the Investor (i) the right to fund up to an additional $5,000,000 to the Company, with the Company’s consent, through the date that is six months following repayment of the Note in full (the “Reinvestment Right”), and (ii) the exclusive right, on customary market terms, to enter into an equity line of credit or other similar financing arrangement with the Company for at least $20,000,000, through the date that is one year following the Purchase Price Date (defined below).
Debt description																			The Note matured 18 months following the date the purchase price is delivered to the Company (the “Purchase Price Date”), accrued interest of 10% per annum, was prepayable (after providing five trading days’ notice) at a 20% premium to the then-outstanding balance of the Note, and was convertible into Class A common stock (“Common Stock”) of the Company as described below
Securities Purchase Agreement [Member] | Streeterville Capital LLC [Member] | Investor [Member]
Aggregate principal amount																			$ 30,000
Amended Securities Purchase Agreement [Member]
Floor price | $ / shares																$ 4.00	$ 4.00
Amortization of financing costs and discounts													$ 156,399			$ 290,000
Debt instrument convertible terms of conversion feature																	Pursuant to the Amended SPA, the Note was not convertible below a floor price of $4.00/share, but if the closing bid price of the Company’s common stock is less than the floor price for ten consecutive trading days, the Company is required to begin making monthly payments under the Note on the date that is 90 days following the original funding date.
Amended Securities Purchase Agreement [Member] | Convertible Promissory Note [Member]
Floor price | $ / shares											$ 1.25
Amended Securities Purchase Agreement [Member] | Investor [Member]
Debt description														the Note providing that (i) the Company was not required to begin making monthly payments under the Note until May 16, 2025, (ii) the monthly payments will equal $485,000 plus all accrued but unpaid interest, multiplied by 120%, and (iii) the Company would pay to the Investor 50% of all proceeds received by the Company from any equity line of credit or similar arrangement within one trading day of receipt by the Company.
Amended Securities Purchase Agreement [Member] | Investor [Member] | Subsequent Event [Member]
Debt description														the Note providing that (i) the Company is not required to begin making monthly payments under the Note until May 16, 2025, (ii) the monthly payments will equal $485,000.00 plus all accrued but unpaid interest, multiplied by 120%, and (iii) the Company will pay to the Investor 50% of all proceeds received by the Company from any equity line of credit or similar arrangement within one trading day of receipt by the Company.